Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance		¥ 260,049	¥ 386,451	¥ 361,832
Capital injection from non-controlling interest shareholders		6,160	1,370	2,650
Income attributable to non-controlling interests		5,803	(112,998)	3,169
Foreign currency translation		83	(109)	(29)
Acquisition of subsidiaries			18,012	27,583
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]	(18,981)	(14,980)
Disposal of a subsidiary	[1]			(5,650)
Distribution of dividends to shareholders		(27,473)	(17,697)	(3,104)
Ending Balance		225,641	260,049	386,451
Can-achieve [Member]
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance		107,883	121,870	125,941
Capital injection from non-controlling interest shareholders
Income attributable to non-controlling interests		(351)	277	(4,017)
Foreign currency translation		83	66	(54)
Acquisition of subsidiaries
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]
Disposal of a subsidiary	[1]
Distribution of dividends to shareholders			(14,330)
Ending Balance		107,615	107,883	121,870
Xinqiao Group [Member]
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance			34,039	37,914
Capital injection from non-controlling interest shareholders
Income attributable to non-controlling interests			(34,039)	(3,875)
Foreign currency translation
Acquisition of subsidiaries
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]
Disposal of a subsidiary	[1]
Distribution of dividends to shareholders
Ending Balance				34,039
Chengdu Yinzhe [Member]
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance		59,532	74,435	68,685
Capital injection from non-controlling interest shareholders
Income attributable to non-controlling interests		2,694	77	5,750
Foreign currency translation
Acquisition of subsidiaries
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]	(12,183)	(14,980)
Disposal of a subsidiary	[1]
Distribution of dividends to shareholders		(12,522)
Ending Balance		37,521	59,532	74,435
Wuhan Sannew [Member]
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance			72,994	73,078
Capital injection from non-controlling interest shareholders
Income attributable to non-controlling interests			(72,994)	(84)
Foreign currency translation
Acquisition of subsidiaries
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]
Disposal of a subsidiary	[1]
Distribution of dividends to shareholders
Ending Balance				72,994
Hangzhou Impression [Member]
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance		25,169	27,138	30,119
Capital injection from non-controlling interest shareholders
Income attributable to non-controlling interests		183	(916)	123
Foreign currency translation
Acquisition of subsidiaries
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]
Disposal of a subsidiary	[1]
Distribution of dividends to shareholders		(1,451)	(1,053)	(3,104)
Ending Balance		23,901	25,169	27,138
Linstitute [Member]
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance		34,989	28,573
Capital injection from non-controlling interest shareholders
Income attributable to non-controlling interests		7,099	8,730	990
Foreign currency translation
Acquisition of subsidiaries				27,583
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]
Disposal of a subsidiary	[1]
Distribution of dividends to shareholders		(8,802)	(2,314)
Ending Balance		33,286	34,989	28,573
Others [Member]
Non-Controlling Interests (Details) - Schedule of changes in non-controlling interests [Line Items]
Beginning Balance		32,476	27,402	26,095
Capital injection from non-controlling interest shareholders		6,160	1,370	2,650
Income attributable to non-controlling interests		(3,822)	(14,133)	4,282
Foreign currency translation			(175)	25
Acquisition of subsidiaries			18,012
Acquisition of additional interest in a subsidiary of non-controlling interests	[1]	(6,798)
Disposal of a subsidiary	[1]			(5,650)
Distribution of dividends to shareholders		(4,698)
Ending Balance		¥ 23,318	¥ 32,476	¥ 27,402

[1]	During the year ended August 31, 2020, the Company disposed its equity interest in a subsidiary with a total consideration of RMB 30,344, and the carrying amount of the non-controlling interests of the disposed subsidiary as of the disposal date was RMB 5,650. During the year ended August 31, 2021, the Company acquired additional 5% of equity interests in Chengdu Yinzhe from a non-controlling interest shareholder with total cash consideration of RMB 16,670. The net carrying amount of the acquired non-controlling interests was RMB 14,980 and the difference of RMB 1,690 was charged to additional paid in capital of the Company accordingly. During the year ended August 31, 2022, the Company further acquired additional 5% of equity interests in Chengdu Yinzhe from a non-controlling interest shareholder with total cash consideration of RMB 12,708. The net carrying amount of the acquired non-controlling interests was RMB 12,183 and the difference of RMB 525 was charged to additional paid in capital of the Company accordingly. As of August 31, 2022, the equity interest of the Company in Chengdu Yinzhe is 85%. During the year ended August 31, 2022, the Company acquired additional 25% of equity interests in FGE from a non-controlling interest shareholder with total cash consideration of RMB 30,874. The net carrying amount of the acquired non-controlling interests was RMB 6,798 and the difference of RMB 24,076 was charged to additional paid in capital of the Company accordingly. As of August 31, 2022, the equity interest of the Company in FGE is 100%.